LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–81.40%
Aerospace & Defense–2.05%
†Boeing	2,186	$ 361,258
General Dynamics	27,244	3,771,387
L3Harris Technologies	2,077	352,758
Lockheed Martin	952	364,882
Northrop Grumman	1,098	346,408
Raytheon Technologies	44,820	2,578,943
Textron	37,932	1,368,966
TransDigm Group	764	362,992
		9,507,594
Air Freight & Logistics–0.74%
CH Robinson Worldwide	3,844	392,818
Expeditors International of Washington	4,246	384,348
FedEx	1,762	443,178
United Parcel Service Class B	13,269	2,211,014
		3,431,358
Airlines–0.18%
†Delta Air Lines	13,602	415,949
†Southwest Airlines	10,693	400,988
		816,937
Auto Components–0.09%
†Aptiv	4,422	405,409
		405,409
Automobiles–1.29%
†Ford Motor	55,695	370,929
†General Motors	135,419	4,007,048
Harley-Davidson	50,838	1,247,564
†Tesla	893	383,106
		6,008,647
Banks–5.65%
Bank of America	75,414	1,816,723
Citigroup	55,275	2,382,905
Citizens Financial Group	91,328	2,308,772
Comerica	28,413	1,086,797
Cullen/Frost Bankers	12,941	827,577
Fifth Third Bancorp	77,428	1,650,765
First Republic Bank	3,283	358,044
JPMorgan Chase & Co.	3,811	366,885
KeyCorp	63,903	762,363
M&T Bank	24,601	2,265,506
PNC Financial Services Group	36,840	4,049,084
Regions Financial	33,813	389,864
†SVB Financial Group	1,549	372,720
Truist Financial	70,947	2,699,533
US Bancorp	10,535	377,680
Wells Fargo & Co.	125,893	2,959,745
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Zions Bancorp	54,203	$ 1,583,812
		26,258,775
Beverages–1.95%
Anheuser-Busch InBev	31,041	1,671,261
Brown-Forman Class B	5,146	387,597
Coca-Cola	64,517	3,185,204
Constellation Brands Class A	2,069	392,096
†Heineken	26,373	2,347,903
Keurig Dr Pepper	12,822	353,887
†Monster Beverage	4,484	359,617
PepsiCo	2,718	376,715
		9,074,280
Biotechnology–0.90%
AbbVie	3,910	342,477
†Alexion Pharmaceuticals	3,690	422,247
Amgen	1,561	396,744
†Biogen	1,322	375,025
†BioMarin Pharmaceutical	4,944	376,140
Gilead Sciences	5,578	352,474
†Incyte	3,941	353,665
†Moderna	5,582	394,926
†Regeneron Pharmaceuticals	604	338,107
†Seattle Genetics	2,355	460,850
†Vertex Pharmaceuticals	1,367	371,988
		4,184,643
Building Products–1.28%
Carrier Global	12,565	383,735
Johnson Controls International	75,114	3,068,407
Trane Technologies	20,477	2,482,836
		5,934,978
Capital Markets–3.01%
Ameriprise Financial	2,369	365,087
Bank of New York Mellon	10,382	356,518
BlackRock	635	357,854
Blackstone Group Class A	7,003	365,557
Charles Schwab	34,580	1,252,833
CME Group	2,105	352,187
Federated Hermes	2,871	61,755
Franklin Resources	17,672	359,625
Goldman Sachs Group	16,384	3,292,692
Intercontinental Exchange	3,560	356,178
KKR & Co Class A	10,653	365,824
MarketAxess Holdings	742	357,340
Moody's	1,304	377,964
Morgan Stanley	67,354	3,256,566
MSCI	1,020	363,916
Nasdaq	2,855	350,337
Northern Trust	4,539	353,906
S&P Global	1,011	364,567
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street	5,491	$ 325,781
T. Rowe Price Group	2,751	352,733
TD Ameritrade Holding	9,939	389,112
		13,978,332
Chemicals–2.74%
Air Products & Chemicals	1,295	385,729
BASF	18,395	1,120,183
Celanese	3,716	399,284
Corteva	105,370	3,035,710
Dow	36,160	1,701,328
DuPont de Nemours	48,304	2,679,906
Ecolab	1,880	375,699
†Linde	1,518	361,481
LyondellBasell Industries Class A	5,648	398,128
Nutrien	14,176	555,840
Nutrien (New York Shares)	24,263	951,837
PPG Industries	3,137	382,965
Sherwin-Williams	542	377,633
		12,725,723
Commercial Services & Supplies–0.41%
Cintas	1,144	380,758
†Copart	3,684	387,409
Republic Services	4,130	385,535
Waste Connections	3,732	387,382
Waste Management	3,337	377,648
		1,918,732
Communications Equipment–0.23%
†Arista Networks	1,644	340,193
Cisco Systems	8,779	345,805
Motorola Solutions	2,411	378,069
		1,064,067
Construction Materials–0.18%
Martin Marietta Materials	1,769	416,352
Vulcan Materials	2,948	399,572
		815,924
Consumer Finance–0.64%
American Express	17,170	1,721,293
Capital One Financial	5,814	417,794
Discover Financial Services	7,483	432,368
Synchrony Financial	15,514	406,001
		2,977,456
Containers & Packaging–0.94%
Amcor	33,387	368,926
Avery Dennison	6,288	803,858
Ball	4,841	402,384
International Paper	46,120	1,869,705
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sonoco Products	18,083	$ 923,499
		4,368,372
Distributors–0.08%
Genuine Parts	3,927	373,733
		373,733
Diversified Financial Services–0.58%
†Berkshire Hathaway Class B	1,788	380,737
Equitable Holdings	48,326	881,466
Voya Financial	29,469	1,412,449
		2,674,652
Diversified Telecommunication Services–1.15%
AT&T	94,671	2,699,071
CenturyLink	33,690	339,932
Deutsche Telekom	95,073	1,582,968
†Liberty Global Class C	17,333	355,933
Verizon Communications	6,288	374,073
		5,351,977
Electric Utilities–4.62%
American Electric Power	21,629	1,767,738
Avangrid	7,498	378,349
Duke Energy	35,027	3,101,991
Edison International	7,236	367,878
Entergy	43,085	4,245,165
Eversource Energy	4,286	358,096
Exelon	102,447	3,663,505
FirstEnergy	42,598	1,222,989
NextEra Energy	1,313	364,436
PPL	128,626	3,499,914
Southern	7,083	384,040
SSE	110,802	1,724,540
Xcel Energy	5,329	367,754
		21,446,395
Electrical Equipment–1.06%
ABB	88,990	2,262,468
AMETEK	3,700	367,780
Eaton	3,641	371,491
Emerson Electric	21,485	1,408,771
Rockwell Automation	1,623	358,164
†Siemens Energy	4,838	130,463
		4,899,137
Electronic Equipment, Instruments & Components–0.92%
Amphenol Class A	3,427	371,041
Corning	58,373	1,891,869
†Keysight Technologies	3,869	382,180
TE Connectivity	16,830	1,644,964
		4,290,054

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.27%
Baker Hughes	70,926	$ 942,606
Schlumberger	19,964	310,640
		1,253,246
Entertainment–0.54%
Activision Blizzard	4,458	360,875
†Electronic Arts	2,627	342,587
†Netflix	753	376,522
†Walt Disney	11,409	1,415,629
		2,495,613
Equity Real Estate Investment Trusts–1.83%
Alexandria Real Estate Equities	2,173	347,680
American Tower	1,468	354,860
AvalonBay Communities	2,434	363,493
Boston Properties	4,402	353,481
Crown Castle International	2,273	378,454
Digital Realty Trust	2,400	352,224
Equinix	474	360,302
Equity Residential	6,782	348,120
Essex Property Trust	1,741	349,575
Healthpeak Properties	13,513	366,878
Prologis	3,600	362,232
Public Storage	1,774	395,105
Realty Income	6,069	368,692
SBA Communications	1,214	386,635
Simon Property Group	5,749	371,845
Ventas	8,908	373,780
Welltower	6,608	364,035
†Weyerhaeuser	80,425	2,293,721
		8,491,112
Food & Staples Retailing–1.44%
Costco Wholesale	1,076	381,980
Kroger	10,329	350,256
Sysco	60,909	3,789,758
†U.S. Foods Holding	64,452	1,432,124
Walgreens Boots Alliance	9,400	337,648
Walmart	2,818	394,266
		6,686,032
Food Products–4.40%
Archer-Daniels-Midland	8,510	395,630
Campbell Soup	74,549	3,605,935
Conagra Brands	9,808	350,244
General Mills	84,667	5,222,260
Hershey	2,516	360,643
Hormel Foods	7,041	344,234
JM Smucker	3,309	382,256
Kellogg	15,423	996,172
Kraft Heinz	51,023	1,528,139
McCormick & Co Non-Voting Shares	1,826	354,427
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International Class A	73,156	$ 4,202,812
Nestle	19,804	2,356,913
Tyson Foods Class A	5,895	350,635
		20,450,300
Health Care Equipment & Supplies–2.07%
Abbott Laboratories	3,622	394,182
†Alcon	13,560	768,793
†Align Technology	1,260	412,474
Baxter International	4,464	358,995
Becton Dickinson & Co.	1,439	334,826
†Boston Scientific	9,652	368,803
Danaher	1,785	384,364
†DexCom	869	358,228
†Edwards Lifesciences	4,713	376,192
†IDEXX Laboratories	967	380,137
†Intuitive Surgical	528	374,637
Medtronic	24,592	2,555,601
ResMed	2,068	354,517
Stryker	1,942	404,655
Zimmer Biomet Holdings	13,147	1,789,833
		9,616,237
Health Care Providers & Services–2.20%
AmerisourceBergen	3,779	366,261
Anthem	10,522	2,826,104
Cardinal Health	7,441	349,355
†Centene	5,938	346,363
Cigna	2,080	352,373
CVS Health	26,083	1,523,247
†HCA Healthcare	2,799	348,979
Humana	874	361,740
†Laboratory Corp of America Holdings	2,028	381,812
McKesson	12,591	1,875,178
Quest Diagnostics	3,148	360,414
UnitedHealth Group	1,165	363,212
†Universal Health Services Class B	6,899	738,331
		10,193,369
Health Care Technology–0.16%
Cerner	5,165	373,378
†Veeva Systems Class A	1,373	386,074
		759,452
Hotels, Restaurants & Leisure–0.63%
†Chipotle Mexican Grill	296	368,138
Darden Restaurants	3,399	342,415
†Hilton Worldwide Holdings	4,246	362,269
†Las Vegas Sands	7,645	356,716
†Marriott International Class A	3,893	360,414

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
McDonald's	1,753	$ 384,766
Starbucks	4,813	413,533
Yum! Brands	3,860	352,418
		2,940,669
Household Durables–0.16%
DR Horton	4,819	364,461
Lennar Class A	4,674	381,772
		746,233
Household Products–2.02%
Church & Dwight	3,844	360,221
Clorox	1,639	344,469
Colgate-Palmolive	4,714	363,685
Kimberly-Clark	22,611	3,338,740
Procter & Gamble	35,868	4,985,294
		9,392,409
Industrial Conglomerates–0.95%
3M	13,159	2,107,809
General Electric	58,785	366,231
Honeywell International	2,355	387,656
Roper Technologies	847	334,658
Siemens	9,676	1,221,972
		4,418,326
Insurance–2.94%
Aflac	10,185	370,225
Allstate	3,926	369,594
American International Group	96,718	2,662,646
Aon Class A	1,892	390,320
Chubb	3,042	353,237
Hartford Financial Services Group	88,002	3,243,754
†Markel	342	333,005
Marsh & McLennan	3,269	374,954
MetLife	9,950	369,841
Principal Financial Group	8,706	350,591
Progressive	4,040	382,467
Prudential Financial	5,503	349,551
Travelers	22,042	2,384,724
Willis Towers Watson	8,270	1,726,941
		13,661,850
Interactive Media & Services–0.42%
†Alphabet Class A	235	344,416
†Facebook Class A	1,389	363,779
†Match Group	3,296	364,703
†Snap Class A	17,173	448,387
†Twitter	9,448	420,436
		1,941,721
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.72%
†Amazon.com	111	$ 349,509
†Booking Holdings	1,156	1,977,546
eBay	6,373	332,033
†Expedia Group	4,072	373,362
†MercadoLibre	304	329,074
		3,361,524
IT Services–2.98%
Accenture Class A	1,562	352,996
†Akamai Technologies	3,352	370,530
Automatic Data Processing	13,371	1,865,121
Cognizant Technology Solutions Class A	57,429	3,986,721
Fidelity National Information Services	2,616	385,101
†Fiserv	15,944	1,643,029
†FleetCor Technologies	1,554	370,007
Global Payments	2,179	386,947
International Business Machines	12,089	1,470,869
Mastercard Class A	1,100	371,987
†Okta	1,780	380,653
Paychex	5,019	400,366
†PayPal Holdings	1,885	371,402
†Square Class A	2,362	383,943
†Twilio Class A	1,476	364,705
†VeriSign	1,794	367,501
Visa Class A	1,817	363,345
		13,835,223
Life Sciences Tools & Services–0.47%
Agilent Technologies	3,773	380,847
†Illumina	1,035	319,898
†IQVIA Holdings	2,354	371,061
†Mettler-Toledo International	386	372,779
Thermo Fisher Scientific	855	377,500
†Waters	1,715	335,591
		2,157,676
Machinery–2.28%
Caterpillar	2,647	394,800
Cummins	9,670	2,041,917
Deere & Co.	8,015	1,776,365
Dover	3,374	365,539
Flowserve	61,663	1,682,783
Fortive	5,172	394,158
Illinois Tool Works	1,901	367,292
Otis Worldwide	5,830	363,909
PACCAR	4,263	363,549
Parker-Hannifin	1,798	363,807
Pentair	24,882	1,138,849
Stanley Black & Decker	8,281	1,343,178
		10,596,146

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.38%
†Charter Communications Class A	3,077	$ 1,921,094
Comcast Class A	49,356	2,283,209
Fox Class A	14,267	397,051
†Liberty Broadband Class C	2,656	379,463
†Liberty Media-Liberty SiriusXM Class C	10,767	356,172
Omnicom Group	7,059	349,420
Sirius XM Holdings	63,734	341,614
ViacomCBS Class B	13,992	391,916
		6,419,939
Metals & Mining–0.24%
†Freeport-McMoRan	25,831	403,997
Newmont	5,657	358,936
Nucor	8,300	372,338
		1,135,271
Multiline Retail–0.80%
Dollar General	1,842	386,120
†Dollar Tree	3,698	337,775
Target	18,938	2,981,220
		3,705,115
Multi-Utilities–2.09%
Ameren	4,595	363,373
CMS Energy	6,142	377,180
Consolidated Edison	20,617	1,604,003
Dominion Energy	47,408	3,741,913
DTE Energy	3,202	368,358
Public Service Enterprise Group	6,962	382,283
Sempra Energy	20,873	2,470,528
WEC Energy Group	4,032	390,701
		9,698,339
Oil, Gas & Consumable Fuels–3.06%
Canadian Natural Resources	43,191	692,198
†Cheniere Energy	7,182	332,311
Chevron	31,961	2,301,192
Concho Resources	29,531	1,302,908
ConocoPhillips	50,728	1,665,907
Devon Energy	71,942	680,571
EOG Resources	8,549	307,251
Exxon Mobil	9,045	310,515
Hess	7,807	319,540
Kinder Morgan	26,289	324,143
Marathon Petroleum	10,478	307,425
Occidental Petroleum	28,186	282,142
ONEOK	13,800	358,524
Parsley Energy Class A	100,022	936,206
Phillips 66	6,084	315,395
Pioneer Natural Resources	3,633	312,402
Suncor Energy	46,312	565,531
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL	65,755	$ 2,258,195
Valero Energy	7,049	305,363
Williams	17,325	340,436
		14,218,155
Personal Products–0.47%
Estee Lauder Class A	1,770	386,302
L'Oreal	5,576	1,814,591
		2,200,893
Pharmaceuticals–4.39%
Bayer	23,793	1,467,878
Bristol-Myers Squibb	72,577	4,375,667
Eli Lilly & Co.	16,240	2,403,845
GlaxoSmithKline	42,540	797,518
Johnson & Johnson	31,926	4,753,143
Merck & Co.	31,209	2,588,786
Pfizer	46,337	1,700,568
Royalty Pharma Class A	8,838	371,815
Sanofi	15,333	1,536,548
Zoetis	2,342	387,296
		20,383,064
Professional Services–0.50%
Adecco Group	16,402	865,457
†CoStar Group	445	377,587
Equifax	2,328	365,263
IHS Markit	4,545	356,828
Verisk Analytics	1,998	370,249
		2,335,384
Real Estate Management & Development–0.58%
†CBRE Group Class A	57,460	2,698,896
		2,698,896
Road & Rail–1.11%
CSX	42,109	3,270,606
Kansas City Southern	2,029	366,904
Norfolk Southern	1,775	379,832
Old Dominion Freight Line	1,855	335,607
†Uber Technologies	12,032	438,928
Union Pacific	1,936	381,140
		5,173,017
Semiconductors & Semiconductor Equipment–2.54%
†Advanced Micro Devices	4,426	362,888
Analog Devices	3,197	373,218
Applied Materials	5,957	354,144
Broadcom	1,124	409,496
Intel	37,685	1,951,329
KLA	1,794	347,570
Lam Research	1,049	348,006
Marvell Technology Group	11,086	440,114
†Maxim Integrated Products	5,414	366,040

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology	3,437	$ 353,186
†Micron Technology	8,695	408,317
NVIDIA	731	395,632
NXP Semiconductors	13,740	1,714,889
QUALCOMM	24,241	2,852,681
Skyworks Solutions	2,611	379,900
Texas Instruments	2,643	377,394
Xilinx	3,590	374,222
		11,809,026
Software–2.22%
†Adobe	774	379,593
†ANSYS	1,143	374,024
†Autodesk	1,494	345,129
†Cadence Design Systems	3,355	357,744
Citrix Systems	2,590	356,669
†DocuSign	1,742	374,948
†Fortinet	2,816	331,753
Intuit	1,151	375,468
Microsoft	1,741	366,184
NortonLifeLock	16,420	342,193
Oracle	45,274	2,702,858
†Palo Alto Networks	1,377	337,021
†RingCentral Class A	1,272	349,304
†salesforce.com	1,787	449,109
†ServiceNow	825	400,125
†Slack Technologies Class A	12,756	342,626
†Splunk	1,833	344,842
†Synopsys	1,718	367,617
†VMware Class A	2,671	383,742
†Workday Class A	1,925	414,125
†Zoom Video Communications Class A	1,280	601,741
		10,296,815
Specialty Retail–1.70%
†AutoZone	303	356,825
Best Buy	3,254	362,138
†CarMax	3,469	318,836
Home Depot	1,292	358,801
†Kingfisher	373,399	1,430,267
Lowe's	2,264	375,507
†O'Reilly Automotive	795	366,559
†Ross Stores	4,253	396,890
†TJX	63,922	3,557,259
†Ulta Beauty	1,733	388,157
		7,911,239
Technology Hardware, Storage & Peripherals–0.86%
Apple	13,996	1,620,877
†Dell Technologies Class C	6,135	415,278
Hewlett Packard Enterprise	39,757	372,523
HP	20,347	386,390
NetApp	8,992	394,209
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology	8,272	$ 407,561
†Western Digital	11,004	402,196
		3,999,034
Textiles, Apparel & Luxury Goods–0.67%
†Capri Holdings	69,139	1,244,502
†Columbia Sportswear	7,792	677,748
†Lululemon Athletica	1,006	331,347
NIKE Class B	3,341	419,429
VF	5,948	417,847
		3,090,873
Tobacco–0.94%
Altria Group	8,535	329,792
Philip Morris International	53,627	4,021,489
		4,351,281
Trading Companies & Distributors–0.16%
Fastenal	7,642	344,578
WW Grainger	1,052	375,322
		719,900
Water Utilities–0.08%
American Water Works	2,582	374,080
		374,080
Wireless Telecommunication Services–0.44%
†T-Mobile US	3,225	368,811
Vodafone Group	1,264,978	1,676,638
		2,045,449
Total Common Stock (Cost $364,025,519)		378,070,083
CONVERTIBLE PREFERRED STOCK–0.06%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	281,252
Total Convertible Preferred Stock (Cost $294,815)		281,252
PREFERRED STOCK–0.01%
•Wells Fargo & Co. 5.85%	1,089	28,379
Total Preferred Stock (Cost $28,728)		28,379

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	106,133
Total Agency Obligation (Cost $93,518)		106,133

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–2.60%
Banks–0.08%
BofA Finance 0.13%, excercise price $0.13 9/1/22	321,000	$ 363,212
		363,212
Biotechnology–0.07%
BioMarin Pharmaceutical 1.50%, excercise price $1.50 10/15/20	306,000	305,615
		305,615
Commercial Services–0.02%
Euronet Worldwide 0.75%, excercise price $0.75 3/15/49	80,000	76,550
		76,550
Computers–0.05%
Western Digital 1.50%, excercise price $1.50 2/1/24	269,000	255,387
		255,387
Health Care Products–0.12%
Integra LifeSciences Holdings 0.50%, excercise price $0.50 8/15/25	267,000	249,896
NuVasive 2.25%, excercise price $2.25 3/15/21	247,000	253,459
Tandem Diabetes Care 1.50%, excercise price $1.50 5/1/25	56,000	72,379
		575,734
Health Care Services–0.15%
Teladoc Health 1.25%, excercise price $1.25 6/1/27	551,000	689,053
		689,053
Internet–0.56%
Booking Holdings
0.75%, exercise price $0.75 5/1/25	56,000	71,904
0.90%, exercise price $0.90 9/15/21	220,000	234,103
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	216,790
1.63%, exercise price $1.62 6/1/35	224,000	216,305
IAC Financeco 3 2.00%, excercise price $2.00 1/15/30	407,000	618,617
JOYY 1.38%, excercise price $1.38 6/15/26	493,000	529,667
Trip.com Group 1.25%, excercise price $1.25 9/15/22	387,000	342,301
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
Zillow Group 2.75%, excercise price $2.75 5/15/25	212,000	$ 366,290
		2,595,977
Media–0.49%
DISH Network 3.38%, excercise price $3.37 8/15/26	1,103,000	1,012,550
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	366,000	299,236
Liberty Media
1.38%, exercise price $1.38 10/15/23	780,000	848,832
2.25%, exercise price $2.25 9/30/46	90,143	41,971
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	83,041
		2,285,630
Pharmaceuticals–0.40%
DexCom 0.75%, excercise price $0.75 12/1/23	378,000	954,923
Jazz Investments I 2.00%, excercise price $2.00 6/15/26	230,000	268,591
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	235,000	323,125
Pacira BioSciences 0.75%, excercise price $0.75 8/1/25	137,000	147,677
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	28,000	32,171
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	146,000	134,478
		1,860,965
Semiconductors–0.31%
Cree
0.88%, exercise price $0.88 9/1/23	268,000	332,202
1.75%, exercise price $1.75 5/1/26	223,000	341,329
Microchip Technology 1.63%, excercise price $1.62 2/15/27	274,000	422,143
ON Semiconductor 1.00%, excercise price $1.00 12/1/20	219,000	261,705

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Semiconductors (continued)
Silicon Laboratories 1.38%, excercise price $1.37 3/1/22	78,000	$ 93,318
		1,450,697
Software–0.21%
Nuance Communications 1.25%, excercise price $1.25 4/1/25	218,000	386,143
RealPage 1.50%, excercise price $1.50 11/15/22	87,000	127,564
Workday 0.25%, excercise price $0.25 10/1/22	301,000	462,319
		976,026
Telecommunications–0.14%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	141,993
GCI Liberty 1.75%, excercise price $1.75 9/30/46	300,000	514,050
		656,043
Total Convertible Bonds (Cost $10,211,630)		12,090,889
CORPORATE BONDS–5.29%
Aerospace & Defense–0.19%
BAE Systems Holdings 2.85% 12/15/20	26,000	26,072
General Dynamics 3.88% 7/15/21	285,000	290,567
Northrop Grumman 2.08% 10/15/20	189,000	189,124
Raytheon 3.13% 10/15/20	350,000	350,359
Raytheon Technologies 4.45% 11/16/38	28,000	34,422
		890,544
Agriculture–0.09%
Altria Group 5.80% 2/14/39	185,000	236,035
Philip Morris International
3.60% 11/15/23	36,000	39,210
4.88% 11/15/43	108,000	138,141
		413,386
Airlines–0.03%
♦American Airlines Pass Through Trust 3.70% 4/1/28	28,063	23,310
♦Continental Airlines Pass Through Trust
4.15% 10/11/25	29,496	28,898
4.75% 7/12/22	10,554	10,453
♦United Airlines Pass Through Trust
3.50% 9/1/31	43,596	41,285
3.75% 3/3/28	34,469	32,577
		136,523
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.06%
General Motors 6.60% 4/1/36	186,000	$ 226,083
General Motors Financial 5.25% 3/1/26	44,000	49,492
		275,575
Banks–0.97%
Australia & New Zealand Banking Group 2.70% 11/16/20	500,000	501,504
Bank of America 3.25% 10/21/27	275,000	303,712
Citigroup
μ3.67% 7/24/28	49,000	55,001
4.75% 5/18/46	34,000	42,807
5.30% 5/6/44	22,000	29,332
6.68% 9/13/43	299,000	459,209
Citizens Financial Group 2.38% 7/28/21	40,000	40,578
Goldman Sachs Group
4.25% 10/21/25	275,000	312,425
5.25% 7/27/21	36,000	37,403
μHSBC Holdings 2.63% 11/7/25	400,000	416,651
•JPMorgan Chase & Co 3.55% (LIBOR03M + 3.32%) 1/1/21	58,000	53,662
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	39,920
μ3.51% 1/23/29	327,000	367,617
μ3.90% 1/23/49	102,000	122,670
μ4.26% 2/22/48	46,000	57,762
Morgan Stanley 4.00% 7/23/25	61,000	68,830
PNC Financial Services Group 3.45% 4/23/29	291,000	334,746
US Bancorp 3.10% 4/27/26	208,000	231,026
Wells Fargo & Co.
3.55% 9/29/25	59,000	65,601
4.10% 6/3/26	40,000	45,036
4.65% 11/4/44	333,000	404,022
Westpac Banking 2.10% 5/13/21	525,000	530,796
		4,520,310
Beverages–0.13%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	101,000	125,199
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	91,000	109,775
Heineken 3.50% 1/29/28	90,000	102,733
Molson Coors Beverage 4.20% 7/15/46	34,000	35,902
PepsiCo 3.00% 8/25/21	220,000	225,314
		598,923

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.01%
Gilead Sciences 4.40% 12/1/21	44,000	$ 45,629
		45,629
Chemicals–0.02%
LYB Finance 8.10% 3/15/27	67,000	88,487
Sherwin-Williams 4.50% 6/1/47	14,000	17,402
		105,889
Computers–0.09%
Apple
2.15% 2/9/22	254,000	260,398
3.35% 2/9/27	30,000	34,296
Dell International 5.45% 6/15/23	58,000	63,588
DXC Technology 4.45% 9/18/22	44,000	46,189
		404,471
Diversified Financial Services–0.55%
Air Lease
3.00% 9/15/23	6,000	6,087
4.25% 9/15/24	38,000	39,629
Aircastle 4.40% 9/25/23	304,000	301,708
American Express 3.63% 12/5/24	30,000	33,134
Capital One Financial 3.20% 1/30/23	317,000	334,632
Convertible Trust - Energy 0.33% 9/19/24	832,000	834,579
Convertible Trust - Media 0.25% 12/4/24	848,000	957,731
Synchrony Financial 3.95% 12/1/27	54,000	58,082
		2,565,582
Electric–0.18%
Electricite de France 4.88% 1/22/44	84,000	102,415
Georgia Power 3.70% 1/30/50	51,000	56,577
NextEra Energy Capital Holdings 3.55% 5/1/27	50,000	56,307
Oglethorpe Power 4.55% 6/1/44	52,000	56,192
Ohio Power 5.38% 10/1/21	18,000	18,873
PPL Electric Utilities 6.25% 5/15/39	4,000	5,845
Sempra Energy 3.80% 2/1/38	54,000	60,263
Southern 2.35% 7/1/21	225,000	227,959
Xcel Energy
0.50% 10/15/23	94,000	93,898
3.50% 12/1/49	143,000	158,482
		836,811
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.04%
Avnet 4.63% 4/15/26	64,000	$ 71,567
•Honeywell International 0.50% (LIBOR03M + 0.23%) 8/19/22	110,000	110,088
		181,655
Entertainment–0.06%
Live Nation Entertainment 2.50% 3/15/23	272,000	302,972
		302,972
Environmental Control–0.01%
Waste Management 3.90% 3/1/35	42,000	50,816
		50,816
Food–0.13%
Ingredion 6.63% 4/15/37	23,000	32,077
Kraft Heinz Foods 4.63% 10/1/39	90,000	95,409
Nestle Holdings 3.10% 9/24/21	465,000	476,977
		604,463
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	30,309
		30,309
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	66,796
		66,796
Health Care Products–0.01%
Medtronic 4.38% 3/15/35	23,000	30,812
		30,812
Health Care Services–0.05%
Laboratory Corp of America Holdings
3.20% 2/1/22	54,000	55,872
4.70% 2/1/45	23,000	29,219
UnitedHealth Group 3.50% 8/15/39	135,000	154,816
		239,907
Insurance–0.43%
Allstate 3.28% 12/15/26	28,000	31,845
American International Group 4.38% 1/15/55	64,000	73,249
Athene Global Funding
2.75% 6/25/24	250,000	260,630
4.00% 1/25/22	110,000	114,195
Guardian Life Global Funding 2.90% 5/6/24	291,000	313,260

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Jackson National Life Global Funding
2.10% 10/25/21	46,000	$ 46,855
3.25% 1/30/24	42,000	45,047
Liberty Mutual Group 3.95% 5/15/60	88,000	96,381
Markel
5.00% 3/30/43	34,000	41,076
5.00% 5/20/49	273,000	363,921
Nationwide Financial Services 5.30% 11/18/44	40,000	46,147
PartnerRe Finance 3.70% 7/2/29	300,000	334,164
Prudential Financial 3.91% 12/7/47	14,000	15,541
Reinsurance Group of America 4.70% 9/15/23	34,000	37,539
Reliance Standard Life Global Funding II 3.05% 1/20/21	42,000	42,310
Travelers 4.60% 8/1/43	60,000	78,015
Willis North America 3.60% 5/15/24	22,000	24,019
WR Berkley 4.63% 3/15/22	38,000	40,135
		2,004,329
Machinery Diversified–0.07%
Deere & Co. 2.60% 6/8/22	314,000	324,344
		324,344
Media–0.20%
Charter Communications Operating 4.46% 7/23/22	321,000	339,833
Comcast
3.90% 3/1/38	74,000	87,615
4.15% 10/15/28	315,000	380,087
6.45% 3/15/37	27,000	40,742
Cox Communications 2.95% 10/1/50	58,000	55,674
NBCUniversal Media 5.95% 4/1/41	18,000	26,808
		930,759
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	33,372
		33,372
Mining–0.01%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	25,504
		25,504
Oil & Gas–0.04%
ConocoPhillips 4.15% 11/15/34	20,000	22,219
Husky Energy 3.95% 4/15/22	26,000	26,868
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy 5.25% 11/15/43	74,000	$ 97,927
Suncor Energy 3.60% 12/1/24	30,000	32,662
		179,676
Packaging & Containers–0.02%
Packaging Corporation of America 4.50% 11/1/23	102,000	112,805
		112,805
Pharmaceuticals–0.36%
AbbVie
4.05% 11/21/39	223,000	254,688
4.50% 5/14/35	64,000	77,549
4.85% 6/15/44	86,000	105,413
Becton Dickinson and Co. 4.88% 5/15/44	35,000	42,419
Bristol-Myers Squibb 4.13% 6/15/39	108,000	135,692
Cigna 4.80% 8/15/38	328,000	406,525
CVS Health
3.38% 8/12/24	34,000	36,987
4.10% 3/25/25	30,000	33,895
♦CVS Pass Through Trust 6.04% 12/10/28	190,899	216,997
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	9,241
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,621
Mylan 3.15% 6/15/21	38,000	38,612
Pfizer 3.00% 9/15/21	305,000	287,737
Zoetis 4.70% 2/1/43	32,000	42,057
		1,692,433
Pipelines–0.26%
Cameron LNG 3.70% 1/15/39	90,000	100,894
Energy Transfer Operating
4.20% 9/15/23	170,000	179,133
4.90% 3/15/35	32,000	31,254
5.00% 5/15/50	106,000	97,305
Enterprise Products Operating
4.25% 2/15/48	68,000	72,098
6.45% 9/1/40	2,000	2,636
Kinder Morgan 5.30% 12/1/34	38,000	44,763
MPLX
4.50% 7/15/23	389,000	421,545
4.50% 4/15/38	78,000	79,731
Plains All American Pipeline 3.65% 6/1/22	32,000	32,770
Spectra Energy Partners 4.50% 3/15/45	48,000	54,455
Sunoco Logistics Partners Operations 5.30% 4/1/44	58,000	53,760

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Texas Eastern Transmission 7.00% 7/15/32	16,000	$ 21,624
		1,191,968
Private Equity–0.08%
Apollo Management Holdings 4.00% 5/30/24	270,000	298,759
Brookfield Asset Management 4.00% 1/15/25	40,000	44,854
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,575
KKR Group FinanceIII 5.13% 6/1/44	28,000	34,901
		387,089
Real Estate Investment Trusts–0.15%
Crown Castle International 4.75% 5/15/47	4,000	4,934
EPR Properties 4.75% 12/15/26	154,000	147,367
Healthpeak Properties
3.88% 8/15/24	44,000	48,770
4.20% 3/1/24	42,000	46,236
LifeStorage 3.50% 7/1/26	40,000	44,392
Office Properties Income Trust 4.00% 7/15/22	66,000	66,778
Regency Centers
2.95% 9/15/29	240,000	248,479
4.65% 3/15/49	69,000	80,364
Service Properties Trust 5.00% 8/15/22	18,000	17,937
		705,257
Retail–0.14%
Dollar General 3.25% 4/15/23	32,000	33,955
Home Depot 2.00% 4/1/21	56,000	56,412
Lowe's 4.55% 4/5/49	103,000	132,479
Starbucks 3.55% 8/15/29	300,000	344,050
Walgreens Boots Alliance
3.30% 11/18/21	54,000	55,376
4.50% 11/18/34	40,000	45,603
		667,875
Semiconductors–0.09%
Broadcom 3.63% 1/15/24	60,000	64,523
Micron Technology 4.66% 2/15/30	100,000	117,368
NVIDIA 2.20% 9/16/21	125,000	127,043
NXP 5.35% 3/1/26	64,000	75,663
Texas Instruments 2.63% 5/15/24	20,000	21,473
		406,070
Software–0.20%
Fiserv 3.80% 10/1/23	138,000	150,581
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft 3.50% 2/12/35	36,000	$ 44,511
Nuance Communications 1.00% 12/15/35	356,000	517,090
Oracle 3.60% 4/1/40	175,000	199,579
		911,761
Telecommunications–0.47%
AT&T
3.00% 6/30/22	46,000	47,822
3.50% 9/15/53	220,000	214,332
3.55% 9/15/55	14,000	13,392
4.30% 2/15/30	30,000	35,519
4.50% 5/15/35	42,000	49,541
4.80% 6/15/44	132,000	156,822
Cisco Systems 1.85% 9/20/21	260,000	263,588
Orange 4.13% 9/14/21	220,000	227,592
Rogers Communications
4.30% 2/15/48	136,000	166,636
4.50% 3/15/43	52,000	63,839
Verizon Communications
3.45% 3/15/21	365,000	370,276
4.40% 11/1/34	28,000	34,933
4.81% 3/15/39	44,000	57,678
Viavi Solutions
1.00% 3/1/24	252,000	283,972
1.75% 6/1/23	183,000	202,453
		2,188,395
Transportation–0.08%
CSX 5.50% 4/15/41	34,000	46,327
FedEx 4.90% 1/15/34	38,000	49,358
Norfolk Southern 3.40% 11/1/49	103,000	114,126
Union Pacific
3.65% 2/15/24	9,000	9,812
3.84% 3/20/60	51,000	59,144
4.15% 1/15/45	39,000	47,599
United Parcel Service 3.40% 11/15/46	22,000	24,673
		351,039
Trucking & Leasing–0.04%
Aviation Capital Group
2.88% 1/20/22	100,000	99,237
4.88% 10/1/25	66,000	64,952
		164,189
Total Corporate Bonds (Cost $22,701,975)		24,578,238
U.S. TREASURY OBLIGATIONS–3.23%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,646,668
4.50% 8/15/39	3,600	5,693
4.38% 5/15/40	7,200	11,302

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
1.25% 5/15/50	1,058,800	$ 1,003,378
U.S. Treasury Notes
2.63% 11/15/20	54,400	54,567
0.63% 8/15/30	342,000	340,023
0.13% 9/15/23	1,555,500	1,554,042
0.38% 9/30/27	1,535,200	1,524,885
0.25% 9/30/25	2,655,400	2,651,873
0.13% 9/30/22	6,180,700	6,179,976
Total U.S. Treasury Obligations (Cost $14,700,589)		14,972,407

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	32,914,121	$ 32,914,121
Total Money Market Fund (Cost $32,914,121)		32,914,121

TOTAL INVESTMENTS–99.70% (Cost $444,970,895)	463,041,502
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,405,282
NET ASSETS APPLICABLE TO 42,967,417 SHARES OUTSTANDING–100.00%	$464,446,784

† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	(2,926,703)	USD	3,774,060	10/16/20	$—	$(2,721)
SSB	CAD	(797,153)	USD	605,968	10/16/20	7,273	—
SSB	CAD	110,091	USD	(82,948)	10/16/20	—	(264)
SSB	CAD	(40,815)	USD	30,503	10/16/20	—	(151)
SSB	CAD	31,421	USD	(23,523)	10/16/20	77	—
SSB	CHF	(1,215,630)	USD	1,340,923	10/16/20	20,491	—
SSB	CHF	75,313	USD	(81,979)	10/16/20	—	(174)
SSB	EUR	(1,030,072)	USD	1,223,675	10/16/20	15,557	—
SSB	EUR	15,220	USD	(18,008)	10/16/20	—	(157)
SSB	EUR	27,254	USD	(31,933)	10/16/20	32	—
SSB	EUR	(13,570)	USD	15,843	10/16/20	—	(73)
SSB	EUR	(4,262,989)	USD	5,044,736	11/17/20	41,635	—
SSB	GBP	331,726	USD	(424,533)	10/16/20	3,543	—
SSB	GBP	439,678	USD	(570,147)	10/16/20	—	(2,761)
SSB	GBP	(108,913)	USD	138,628	10/16/20	—	(1,920)
Total Foreign Currency Exchange Contracts						$88,608	$(8,221)
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
10	British Pound	$806,500	$814,837	12/14/20	$—	$(8,337)
9	Euro	1,320,244	1,328,313	12/14/20	—	(8,069)
8	Japanese Yen	948,750	945,280	12/14/20	3,470	—
					3,470	(16,406)
Equity Contracts:
3	E-mini Russell 2000 Index	225,660	228,266	12/18/20	—	(2,606)
75	E-mini S&P 500 Index	12,570,000	12,695,613	12/18/20	—	(125,613)
28	E-mini S&P MidCap 400 Index	5,196,520	5,239,932	12/18/20	—	(43,412)
34	Euro STOXX 50 Index	1,273,233	1,307,667	12/18/20	—	(34,434)
10	FTSE 100 Index	753,758	772,769	12/18/20	—	(19,011)
4	Nikkei 225 Index (OSE)	879,533	871,964	12/10/20	7,569	—
					7,569	(225,076)
Total Futures Contracts					$11,039	$(241,482)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
BNYM–BNY Mellon
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$9,507,594	$—	$—	$9,507,594
Air Freight & Logistics	3,431,358	—	—	3,431,358
Airlines	816,937	—	—	816,937
Auto Components	405,409	—	—	405,409
Automobiles	6,008,647	—	—	6,008,647
Banks	26,258,775	—	—	26,258,775
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Beverages	$5,055,116	$4,019,164	$—	$9,074,280
Biotechnology	4,184,643	—	—	4,184,643
Building Products	5,934,978	—	—	5,934,978
Capital Markets	13,978,332	—	—	13,978,332
Chemicals	11,605,540	1,120,183	—	12,725,723
Commercial Services & Supplies	1,918,732	—	—	1,918,732
Communications Equipment	1,064,067	—	—	1,064,067
Construction Materials	815,924	—	—	815,924
Consumer Finance	2,977,456	—	—	2,977,456
Containers & Packaging	4,368,372	—	—	4,368,372
Distributors	373,733	—	—	373,733
Diversified Financial Services	2,674,652	—	—	2,674,652
Diversified Telecommunication Services	3,769,009	1,582,968	—	5,351,977
Electric Utilities	19,721,855	1,724,540	—	21,446,395
Electrical Equipment	2,636,669	2,262,468	—	4,899,137
Electronic Equipment, Instruments & Components	4,290,054	—	—	4,290,054
Energy Equipment & Services	1,253,246	—	—	1,253,246
Entertainment	2,495,613	—	—	2,495,613
Equity Real Estate Investment Trusts	8,491,112	—	—	8,491,112
Food & Staples Retailing	6,686,032	—	—	6,686,032
Food Products	18,093,387	2,356,913	—	20,450,300
Health Care Equipment & Supplies	8,847,444	768,793	—	9,616,237
Health Care Providers & Services	10,193,369	—	—	10,193,369
Health Care Technology	759,452	—	—	759,452
Hotels, Restaurants & Leisure	2,940,669	—	—	2,940,669
Household Durables	746,233	—	—	746,233
Household Products	9,392,409	—	—	9,392,409
Industrial Conglomerates	3,196,354	1,221,972	—	4,418,326
Insurance	13,661,850	—	—	13,661,850
Interactive Media & Services	1,941,721	—	—	1,941,721
Internet & Direct Marketing Retail	3,361,524	—	—	3,361,524
IT Services	13,835,223	—	—	13,835,223
Life Sciences Tools & Services	2,157,676	—	—	2,157,676
Machinery	10,596,146	—	—	10,596,146
Media	6,419,939	—	—	6,419,939
Metals & Mining	1,135,271	—	—	1,135,271
Multiline Retail	3,705,115	—	—	3,705,115
Multi-Utilities	9,698,339	—	—	9,698,339
Oil, Gas & Consumable Fuels	11,959,960	2,258,195	—	14,218,155
Personal Products	386,302	1,814,591	—	2,200,893
Pharmaceuticals	16,581,120	3,801,944	—	20,383,064
Professional Services	1,469,927	865,457	—	2,335,384
Real Estate Management & Development	2,698,896	—	—	2,698,896
Road & Rail	5,173,017	—	—	5,173,017
Semiconductors & Semiconductor Equipment	11,809,026	—	—	11,809,026
Software	10,296,815	—	—	10,296,815
Specialty Retail	6,480,972	1,430,267	—	7,911,239
Technology Hardware, Storage & Peripherals	3,999,034	—	—	3,999,034
Textiles, Apparel & Luxury Goods	3,090,873	—	—	3,090,873
Tobacco	4,351,281	—	—	4,351,281
Trading Companies & Distributors	719,900	—	—	719,900
Water Utilities	374,080	—	—	374,080
Wireless Telecommunication Services	368,811	1,676,638	—	2,045,449
Convertible Preferred Stock	281,252	—	—	281,252
Preferred Stock	28,379	—	—	28,379
Agency Obligation	—	106,133	—	106,133
Convertible Bonds	—	12,090,889	—	12,090,889
Corporate Bonds	—	24,578,238	—	24,578,238
U.S. Treasury Obligations	—	14,972,407	—	14,972,407
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$32,914,121	$—	$—	$32,914,121
Total Investments	$384,389,742	$78,651,760	$—	$463,041,502
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$88,608	$—	$88,608
Futures Contracts	$11,039	$—	$—	$11,039
Liabilities:
Foreign Currency Exchange Contracts	$—	$(8,221)	$—	$(8,221)
Futures Contracts	$(241,482)	$—	$—	$(241,482)
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the end of the period.
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
Common Stock-0.00%@
×Lincoln National	$363,325	$126,858	$409,689	$(96,930)	$16,436	$—	—	$4,926	$—

@ As a percentage of Net Assets as of September 30, 2020.
× Issuer is no longer an affiliate of the Fund at September 30, 2020.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–16